Unaudited Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2022
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of tax profit	10.00%
Registered capital percentage	50.00%
Percentage of net assets	25.00%
PRC [Member]
Unaudited Condensed Financial Information of the Parent Company (Details) [Line Items]
Percentage of net assets	25.00%